Other Taxes Payable	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
OTHER TAXES PAYABLE

8. OTHER TAXES PAYABLE

As of December 31, 2020 and June 30, 2021, other taxes payable consisted of the following:

	December 31, 2020	June 30, 2021

VAT payable	$5,377	$9,218
Income tax payable	1,930	-
Business tax payable	561	490
Others	26	15
	$7,894	$9,723